Discontinued Operation (Details) - Schedule of Consolidated Income Statements of Profit or Loss - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Discontinued Operation (Details) - Schedule of Consolidated Income Statements of Profit or Loss [Line Items]
Revenue		$ 374,409	$ 2,032,916
Cost of revenue		(270,232)	(334,590)
Selling and promotion		(606,081)	(4,418,173)
General and administrative		(607,315)	(502,083)
Operating loss		(1,109,219)	(4,920,256)
Other income		192,168	5,233
Other expense		(8,847,133)	(157,904)
Interest income		999	206,841
Finance costs			(25,625)
Loss before income tax		(9,763,185)	(3,193,385)
Income tax expenses		(5)
Loss for the year from discontinued operation		(9,763,190)	(3,193,385)
Other comprehensive (loss) income
Foreign operations – foreign currency translation differences		(919)	42,294
Total comprehensive loss for the year from discontinued operation		(9,764,109)	(3,151,091)
Total comprehensive loss for the year attributable to owners of the Company
Total comprehensive loss from discontinued operation		(9,764,109)	(3,142,707)
Total comprehensive loss for the year attributable to non-controlling interests
Total comprehensive loss from discontinued operation			(8,384)
Total comprehensive loss for the year from discontinued operation		$ (9,764,109)	$ (3,151,091)